UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007


                      World Growth Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA WORLD GROWTH Fund



                      1st QUARTER Portfolio of Investments


                                 August 31, 2007


                                                                     (Form N-Q)
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

USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (98.5%)

               COMMON STOCKS (97.4%)

               CONSUMER DISCRETIONARY (14.4%)
               ------------------------------
               ADVERTISING (1.5%)
       581,840 WPP Group plc                                                                $       8,282
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (2.1%)
       101,650 LVMH Moet Hennessy Louis Vuitton S.A.                                               11,354
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
        46,690 Next plc                                                                             1,818
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (2.3%)
       116,560 Bayerische Motoren Werke AG                                                          7,087
        97,000 Toyota Motor Corp.                                                                   5,663
                                                                                          ---------------
                                                                                                   12,750
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.4%)
        66,591 Societe Television Francaise 1                                                       1,941
                                                                                          ---------------
               CASINOS & GAMING (1.8%)
       485,345 Ladbrokes plc                                                                        4,262
       427,340 William Hill plc                                                                     5,299
                                                                                          ---------------
                                                                                                    9,561
                                                                                          ---------------
               FOOTWEAR (1.8%)
       177,500 NIKE, Inc. "B"                                                                      10,000
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (1.2%)
       126,480 Harley-Davidson, Inc.                                                                6,803
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (2.5%)
       104,485 Viacom, Inc. "B"*                                                                    4,123
       105,840 Vivendi S.A.                                                                         4,327
       160,010 Walt Disney Co.                                                                      5,376
                                                                                          ---------------
                                                                                                   13,826
                                                                                          ---------------
               TIRES & RUBBER (0.5%)
       146,100 Bridgestone Corp.                                                                    2,927
                                                                                          ---------------
               Total Consumer Discretionary                                                        79,262
                                                                                          ---------------

               CONSUMER STAPLES (17.5%)
               ------------------------
               BREWERS (0.9%)
        74,800 Heineken N.V.                                                                        4,736
                                                                                          ---------------
               DISTILLERS & VINTNERS (2.9%)
       483,495 Diageo plc                                                                          10,324
        26,086 Pernod Ricard S.A.                                                                   5,491
                                                                                          ---------------
                                                                                                   15,815
                                                                                          ---------------
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USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               FOOD RETAIL (0.8%)
       495,089 Tesco plc                                                                    $       4,242
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (5.6%)
       415,300 Kao Corp.                                                                           11,800
       108,087 Procter & Gamble Co.                                                                 7,059
       221,990 Reckitt Benckiser plc                                                               12,081
                                                                                          ---------------
                                                                                                   30,940
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
       107,380 Wal-Mart Stores, Inc.                                                                4,685
                                                                                          ---------------
               PACKAGED FOODS & MEAT (4.5%)
        71,810 General Mills, Inc.                                                                  4,013
        47,522 Nestle S.A.                                                                         20,657
                                                                                          ---------------
                                                                                                   24,670
                                                                                          ---------------
               PERSONAL PRODUCTS (0.6%)
       108,900 Alberto-Culver Co. "B"                                                               2,523
       103,000 Sally Beauty Co., Inc.*                                                                878
                                                                                          ---------------
                                                                                                    3,401
                                                                                          ---------------
               SOFT DRINKS (1.4%)
       112,950 PepsiCo, Inc.                                                                        7,684
                                                                                          ---------------
               Total Consumer Staples                                                              96,173
                                                                                          ---------------

               ENERGY (6.0%)
               -------------
               INTEGRATED OIL & GAS (5.4%)
        59,200 Chevron Corp.                                                                        5,195
        87,420 Exxon Mobil Corp.                                                                    7,494
       197,360 Royal Dutch Shell plc "A"                                                            7,652
       126,460 Total S.A.                                                                           9,518
                                                                                          ---------------
                                                                                                   29,859
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
           360 INPEX Holdings, Inc.                                                                 3,296
                                                                                          ---------------
               Total Energy                                                                        33,155
                                                                                          ---------------

               FINANCIALS (17.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.5%)
       266,831 Bank of New York Co., Inc.                                                          10,788
       139,000 State Street Corp.                                                                   8,529
                                                                                          ---------------
                                                                                                   19,317
                                                                                          ---------------
               CONSUMER FINANCE (2.4%)
       113,900 Aeon Credit Service Co. Ltd.                                                         1,403
       200,250 American Express Co.                                                                11,738
                                                                                          ---------------
                                                                                                   13,141
                                                                                          ---------------
               DIVERSIFIED BANKS (2.9%)
       590,200 Bangkok Bank Public Co. Ltd.                                                         2,047
       139,520 Credit Agricole S.A.                                                                 5,265
        71,557 Julius Baer Holding Ltd. "B"                                                         4,735
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USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        10,058 Komercni Banka A.S.                                                          $       2,189
     2,431,500 PT Bank Central Asia Tbk                                                             1,554
                                                                                          ---------------
                                                                                                   15,790
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (1.7%)
       181,264 UBS AG                                                                               9,446
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.5%)
        18,890 Goldman Sachs Group, Inc.                                                            3,325
       272,800 Nomura Holdings, Inc.                                                                4,830
                                                                                          ---------------
                                                                                                    8,155
                                                                                          ---------------
               MULTI-LINE INSURANCE (2.8%)
        85,063 Assicurazioni Generali S.p.A.                                                        3,480
       185,940 AXA S.A.                                                                             7,449
       163,510 Genworth Financial, Inc. "A"                                                         4,739
                                                                                          ---------------
                                                                                                   15,668
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        50,308 QBE Insurance Group Ltd.                                                             1,435
                                                                                          ---------------
               REGIONAL BANKS (1.1%)
       429,060 Banca Intesa S.p.A.                                                                  3,232
        41,730 Erste Bank der oesterreichischen Sparkassen AG                                       3,024
                                                                                          ---------------
                                                                                                    6,256
                                                                                          ---------------
               REINSURANCE (1.1%)
        74,388 Swiss Re                                                                             6,258
                                                                                          ---------------
               Total Financials                                                                    95,466
                                                                                          ---------------

               HEALTH CARE (11.4%)
               -------------------
               BIOTECHNOLOGY (1.0%)
        35,462 Actelion Ltd.*                                                                       1,966
        75,900 Amgen, Inc.*                                                                         3,803
                                                                                          ---------------
                                                                                                    5,769
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.4%)
       137,770 Medtronic, Inc.                                                                      7,280
         4,700 Synthes, Inc.                                                                          537
                                                                                          ---------------
                                                                                                    7,817
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.6%)
        87,660 DENTSPLY International, Inc.                                                         3,452
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
       108,730 Thermo Fisher Scientific, Inc.*                                                      5,896
                                                                                          ---------------
               PHARMACEUTICALS (7.3%)
       436,060 GlaxoSmithKline plc                                                                 11,386
       250,310 Johnson & Johnson                                                                   15,466
        76,110 Roche Holdings AG                                                                   13,221
                                                                                          ---------------
                                                                                                   40,073
                                                                                          ---------------
               Total Health Care                                                                   63,007
                                                                                          ---------------
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USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               INDUSTRIALS (11.5%)
               -------------------
               AEROSPACE & DEFENSE (1.2%)
       322,489 Smiths Group plc                                                             $       6,418
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (2.9%)
       181,340 TNT N.V.                                                                             7,658
       106,320 United Parcel Service, Inc. "B"                                                      8,065
                                                                                          ---------------
                                                                                                   15,723
                                                                                          ---------------
               BUILDING PRODUCTS (0.4%)
       179,000 Asahi Glass Co. Ltd.(a)                                                              2,243
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.0%)
       167,580 Legrand S.A.(a)                                                                      5,949
        96,260 Rockwell Automation, Inc.                                                            6,782
        69,032 Schneider Electric S.A.                                                              9,169
                                                                                          ---------------
                                                                                                   21,900
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.7%)
       103,730 3M Co.                                                                               9,439
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
        28,100 FANUC Ltd.                                                                           2,735
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.3%)
        42,400 Pitney Bowes, Inc.                                                                   1,894
                                                                                          ---------------
               RAILROADS (0.5%)
        56,746 Canadian National Railway Co.                                                        2,988
                                                                                          ---------------
               Total Industrials                                                                   63,340
                                                                                          ---------------

               INFORMATION TECHNOLOGY (8.5%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
       619,250 LM Ericsson Telephone Co. "B" ADR                                                    2,298
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        34,860 DST Systems, Inc.*                                                                   2,666
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
        16,300 Hirose Electric Co. Ltd.                                                             1,965
       110,100 Omron Corp.                                                                          2,919
                                                                                          ---------------
                                                                                                    4,884
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.7%)
        86,630 Accenture Ltd. "A"                                                                   3,570
                                                                                          ---------------
               OFFICE ELECTRONICS (2.2%)
       166,100 Canon, Inc.                                                                          9,496
       127,000 Ricoh Co. Ltd.                                                                       2,808
                                                                                          ---------------
                                                                                                   12,304
                                                                                          ---------------
               SEMICONDUCTORS (2.6%)
       269,130 Intel Corp.                                                                          6,930
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USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        11,983 Samsung Electronics Co. Ltd.                                                 $       7,548
                                                                                          ---------------
                                                                                                   14,478
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.2%)
       332,780 Oracle Corp.*                                                                        6,749
                                                                                          ---------------
               Total Information Technology                                                        46,949
                                                                                          ---------------

               MATERIALS (7.6%)
               ----------------
               Diversified Chemicals (1.4%)
        98,240 Bayer AG                                                                             7,751
                                                                                          ---------------
               INDUSTRIAL GASES (4.4%)
        56,699 Air Liquide S.A.                                                                     7,226
        63,900 Linde AG                                                                             7,499
       121,150 Praxair, Inc.                                                                        9,166
                                                                                          ---------------
                                                                                                   23,891
                                                                                          ---------------
               SPECIALTY CHEMICALS (1.8%)
         7,830 Givaudan S.A.                                                                        7,067
        66,100 Sigma-Aldrich Corp.                                                                  2,961
                                                                                          ---------------
                                                                                                   10,028
                                                                                          ---------------
               Total Materials                                                                     41,670
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
     1,667,650 Singapore Telecommunications Ltd.                                                    3,982
                                                                                          ---------------
               Total Telecommunication Services                                                     3,982
                                                                                          ---------------

               UTILITIES (2.5%)
               ----------------
               ELECTRIC UTILITIES (1.5%)
        51,150 E. On AG                                                                             8,581
                                                                                          ---------------
               GAS UTILITIES (1.0%)
        62,080 Gaz de France S.A.                                                                   3,112
       461,000 Tokyo Gas Co. Ltd.                                                                   2,289
                                                                                          ---------------
                                                                                                    5,401
                                                                                          ---------------
               Total Utilities                                                                     13,982
                                                                                          ---------------
               Total Common Stocks (cost: $422,119)                                               536,986
                                                                                          ---------------

               PREFERRED SECURITIES (1.1%)

               CONSUMER STAPLES (1.1%)
               -----------------------
               HOUSEHOLD PRODUCTS (1.1%)
       125,820 Henkel KGaA (cost:  $5,703)                                                          6,481
                                                                                          ---------------



                                                                                          ---------------
               Total Equity Securities  (cost:
               $427,822)                                                                          543,467
                                                                                          ---------------
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USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.2%)

               COMMERCIAL PAPER (1.2%)
   $     6,527 Citigroup Funding, Inc., 5.25%, 9/04/2007 % (cost:  $6,524)                      $   6,524
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $6,524)                                                                       6,524
                                                                                          ---------------

       NUMBER
    OF SHARES
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

               MONEY MARKET FUNDS (0.1%)
       372,160 AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.34%(b)                        372
                                                                                          ---------------
               Total Money Market Funds (cost: $372)                                                  372
                                                                                          ---------------

    Principal
       Amount
        (000)

               REPURCHASE AGREEMENTS (0.9%)
   $     1,000 Credit Suisse First Boston LLC, 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $1,000 (collateralized by $1,030 of Fannie Mae
                     Discount Notes(c), 5.45%  (d), due 10/31/2007; market value                    1,000
                     $1,021)
         1,000 Deutsche Bank Securities, Inc., 5.30%, acquired on 8/31/2007 and due
                     9/04/2007 at $1,000 (collateralized by $1,012 of Federal Farm
                     Credit Bank Bonds (c), 5.00%, due 3/17/2014; market value $1,021)
         3,000 Lehman Brothers, Inc., 5.20%, acquired on 8/31/2007 and due 9/04/2007                1,000
                     at $3,000 (collateralized by $3,075 of Fannie Mae Notes(c),
                     3.88%, due 7/15/2008; market value $3,062)                                     3,000
                                                                                          ---------------
               TOTAL REPURCHASE AGREEMENTS (COST: $5,000)                                           5,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $5,372)                                                                       5,372
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $439,718)                                               $ 555,363

                                                                                          ===============

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  NOTES
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                       to Portfolio of INVESTMENTS


USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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--------------------------------------------------------------------------------
                       to Portfolio of INVESTMENTS
                       (continued)


USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

  NOTES
--------------------------------------------------------------------------------
                       to Portfolio of INVESTMENTS
                       (continued)


USAA WORLD GROWTH FUND
August 31, 2007 (unaudited)


loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2007, was approximately $5,075,000.

D. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $127,040,000 and $11,395,000, respectively, resulting in net unrealized appreciation of $115,645,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $551,392,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 62.5% of net assets at August 31, 2007.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of August 31, 2007.
(b) Rate represents the money market fund annualized seven-day yield at August 31, 2007.
(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
  * Non-income-producing security for the 12 months preceding August 31, 2007.


48051-1007                           (copyright)2007, USAA. All rights reserved



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
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By:*     /s/ DEBRA K. DUNN
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         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.